Related Party Transactions - Schedule of Related Party Payables (Details) (10-K) (Parenthetical) - USD ($)				9 Months Ended			12 Months Ended
	Jan. 16, 2019	Aug. 31, 2018	Aug. 17, 2018	Dec. 31, 2019		Dec. 31, 2018	Mar. 31, 2019		Mar. 31, 2018
Proceeds from debt				$ 2,177,452		$ 1,955,000	$ 4,115,961		$ 1,675,000
Repayments for related party debt				1,754,500		$ 996,169	1,367,168		1,316,500
Short-term promissory note advance funds			$ 100,000	668,608	[1]		440,489	[2]	$ 1,880	[2]
Debt instrument due date			Aug. 31, 2019
Short-term Promissory Note [Member]
Proceeds from debt	$ 1,000,000
Interest incurred							5,000
Repayments for related party debt				$ 105,000
Short-term promissory note advance funds			$ 100,000
Debt instrument due date		Aug. 31, 2019	Aug. 31, 2018
Wealth Generators [Member]
Proceeds from debt							1,805,777
Interest incurred							15,000
Repayments for related party debt							$ 1,382,168

[1]	We periodically receive advances for operating funds from our current majority shareholders and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand and are unsecured. During the nine months ended December 31, 2019, we received $1,164,500 in cash proceeds from advances, incurred $714,999 in interest expense on the advances, and repaid related parties $1,649,500. Also during the nine months ended December 31, 2019 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018.
[2]	We periodically receive advances for operating funds from our current majority shareholders (former members of Wealth Generators prior to the reverse acquisition) and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no set interest rates associated with them, and are unsecured. During the year ended March 31, 2019, we received $1,805,777 in cash proceeds from advances, incurred $15,000 in interest, and repaid related parties a total of $1,382,168.